GOODWILL AND ACQUISITION OF 51% OF GREEN GROW FARMS, INC.	6 Months Ended
Jun. 30, 2019
Goodwill And Acquisition Of 51 Of Green Grow Farms Inc.
Note 6. GOODWILL AND ACQUISITION OF 51% OF GREEN GROW FARMS, INC.

On May 9, 2019, Iconic closed on a Share Exchange Agreement (the “Agreement”) with Green Grow Farms, Inc. (“Green Grow”) and NY Farms Group Inc. (“NY Farms”). Pursuant to the Agreement, Iconic acquired a 51% equity interest in Green Grow in exchange for (i) cash consideration of $200,000 (which was paid on July 24, 2019), and (ii) 2,000,000 shares of Company common stock. In addition, the Company has agreed to issue up to an additional 6,000,000 shares based upon gross revenues reached by Green Grow (at a rate of 120,000 shares per $1,000,000 of gross revenues up to a maximum of $50,000,000) within 36 months of the Closing. The $1,450,000 total consideration (i.e., the $200,000 note payable plus the $1,250,000 fair value of the 2,000,000 shares of Iconic common stock) of the acquisition over the $0 identifiable net assets of Green Grow at May 9, 2019 has been recognized as goodwill.

Green Grow was incorporated in New York on February 28, 2019 and has had no revenues since inception. On June 6, 2019, Green Grow was granted a license by New York State to grow hemp. On June 11, 2019, Green Grow signed a Sublease Agreement and Operating Agreement with Romanski Farms, Inc. to use certain real property in Baiting Hollow, New York to plant and grow hemp for CBD extraction. The lease has a term of one year and provides for monthly rent of $1,133 to be paid by Green Grow.